Other operating income	12 Months Ended
Dec. 31, 2024
Other Operating Income [Abstract]
Other operating income	5 Other operating income
Other operating income of £340 million (2023: £432 million; 2022: £722 million) comprises income that is associated with the Group’s normal activities, but which falls outside the definition of revenue and includes gains on one-off transactions, such as capital profits arising from the disposals of fixed assets, recoveries of indirect taxation and levies paid, litigation settlement received and transfers of trademark rights.
(a) Sale and leaseback
In 2024, the Group recognised £34 million of gains arising from sale and leaseback transactions on excess offices and warehousing capacity in Singapore and Nigeria. Consideration received for the Nigeria transaction included an investment in a property management vehicle, Rising Sun Partners LP, as mentioned in note 18.
In 2023, the Group recognised £15 million of gains arising from a sale and leaseback transaction on excess warehousing capacity in Argentina.
(b) Brazil tax matters
In 2023, in Brazil, £150 million of income was recognised in respect of excise on social contributions, as well as £19 million
(2022: £472 million) in respect of historical VAT on social contributions in Brazil. In 2023 and 2022, such recognised income has been treated as an adjusting item.
In addition, in 2022, £78 million of the contingent asset in respect of historical VAT on social contributions claims was sold to financial institutions for £38 million.
(c) Other
In 2024, a credit of £132 million has been recognised in respect of the settlement of historical litigation related to the Fox River in the U.S.
This has been treated as an adjusting item.
In addition, in 2024, £28 million (2023: £85 million; 2022: £27 million) of income has been recognised in respect of the transfer of non-
strategic trademark rights, which had not previously been capitalised, to third parties.